As filed with the Securities and Exchange Commission on August 2, 2018

File No. 333-224289

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. ____	[ ]

Post-Effective Amendment No. 1	[X]

(Check appropriate box or boxes)

OSI ETF TRUST
(Exact Name of Registrant as Specified in Charter)

60 State Street
Suite 700
Boston, MA 02109
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

(617) 855-7670
(Registrant's Area Code and Telephone Number)

Send Copies of Communications to:

Name and Address of Agent for Service:	With a Copy to:
Connor O'Brien	Michael Mabry, Esq.
60 State Street	Stradley Ronon Stevens & Young, LLP
Suite 700	2005 Market Street, Suite 2600
Boston, MA 02109	Philadelphia, PA 19103

Approximate Date of Public Offering:  As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Offered: Shares of Beneficial Interest, no par value, of O'Shares FTSE U.S. Quality Dividend ETF, O'Shares FTSE Europe Quality Dividend ETF and O'Shares FTSE Asia Pacific Quality Dividend ETF.

An indefinite amount of the Registrant's securities has been registered under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. In reliance upon such Rule, no filing fee is paid at this time.

It is proposed that the amendment will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Part A and Part B of this Amendment are incorporated by reference to the definitive materials electronically filed pursuant to Rule 497(b) under the Securities Act of 1933, as amended on May 16, 2018 (Accession No. 0001680359-18-000217).

PART C

OTHER INFORMATION

Item 15.
Indemnification.  Indemnification provisions for officers, directors and employees of Registrant are set forth in Article VII, Section 2 of the Amended and Restated Agreement and Declaration of Trust dated December 12, 2016. See Item 16(1)(a) below.

The Agreement and Declaration of Trust (the "Declaration") provides that any person who is or was a Trustee, officer, employee or other agent, including the underwriter, of such Trust shall be liable to the Trust and its shareholders only for (1) any act or omission that constitutes a bad faith violation of the implied contractual covenant of good faith and fair dealing, or (2) the person's own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person (such conduct referred to herein as Disqualifying Conduct) and for nothing else. Except in these instances and to the fullest extent that limitations of liability of agents are permitted by the Delaware Statutory Trust Act (the "Delaware Act"), these Agents (as defined in the Declaration) shall not be responsible or liable for any act or omission of any other Agent of the Trust or any investment adviser or principal underwriter. Moreover, except and to the extent provided in these instances, none of these Agents, when acting in their respective capacity as such, shall be personally liable to any other person, other than such Trust or its shareholders, for any act, omission or obligation of the Trust or any trustee thereof.

The Trust shall indemnify, out of its property, to the fullest extent permitted under applicable law, any of the persons who was or is a party, or is threatened to be made a party to any Proceeding (as defined in the Declaration) because the person is or was an Agent of such Trust. These persons shall be indemnified against any Expenses (as defined in the Declaration), judgments, fines, settlements and other amounts actually and reasonably incurred in connection with the Proceeding if the person acted in good faith or, in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful. The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not in itself create a presumption that the person did not act in good faith or that the person had reasonable cause to believe that the person's conduct was unlawful. There shall nonetheless be no indemnification for a person's own Disqualifying Conduct.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act" or "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a Trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with securities being registered, the Trust may be required, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court or appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

(a) Section 9 of the Investment Advisory Agreement

(b) Section 6 of the Investment Sub-Advisory Agreement, as filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(c) Section 6 of the ETF Distribution Agreement

(d) Section 7 of the Global Custody Agreement, as filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(e) Section 6 of the Fund Services Agreement, as filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(f) Section 8 of the Agency Services Agreement, as filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(g) Section 3 of the Fund CCO and AMLO Agreement

(h) Section 3 of the Fund CFO/Treasurer Agreement

Item 16.	Exhibits. The following exhibits are incorporated by reference to the Registrant's previously filed registration statements on Form N-1A, indicated below, except as noted:

(1) Copies of the charter of the Registrant now in effect;

(a)
Certificate of Trust dated April 12, 2016 is incorporated herein by reference to the Registrant's initial Registration Statement on Form N-1A (Filed July 6, 2016) (the "Initial Registration Statement").

(b)
Amended and Restated Agreement and Declaration of Trust dated December 12, 2016, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(2) Copies of the existing bylaws or corresponding instrument of the Registrant;

(a)	By-Laws effective as of April 12, 2016 are incorporated herein by reference to the Initial Registration Statement.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

(a)	Agreement and Plan of Reorganization and Termination is filed herewith as Exhibit EX-16.4.a.

(5)
Copies of all instruments defining the rights of holders of the securities being registered including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant;

(a)	Agreement and Declaration of Trust

(i) Article III, Shares
(ii) Article V, Shareholders' Voting Powers and Meetings
(iii) Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(iv) Article VIII, Certain Transactions: Section 4
(v) Article X, Miscellaneous: Section 4

(b) By-Laws

(i) Article II, Meetings of Shareholders
(ii) Article VI, Records and Reports: Section 1, 2 and 3
(iii) Article VII, General Matters: Section 3, 4, 6 and 7
(iv) Article VIII, Amendments: Section 1

(c) Part B, Statement of Additional Information – Item 22

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

(a)
Investment Advisory Agreement dated December 12, 2016 between OSI ETF Trust and O'Shares Investment Advisers, LLC. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed December 27, 2016).

(i)
Schedule A to the Investment Advisory Agreement as amended and restated March 17, 2017, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(b)
Fee Waiver Agreement dated October 30, 2017, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(c)
Investment Sub-Advisory Agreement dated December 12, 2016 between O'Shares Investment Advisers, LLC and Vident Investment Advisory, LLC, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(7)	Copies of each underwriting or distribution agreement between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

(a)
ETF Distribution Agreement dated December 15, 2016 between OSI ETF Trust and Foreside Fund Services, LLC. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed December 27, 2016).

(b)
ETF Distribution Agreement Novation between OSI ETF Trust and Foreside Fund Services, LLC, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(c)
Form of Authorized Participant Agreement. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed December 27, 2016).

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such.  Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts Section 17(f) of the Investment Company Act of 1940, as amended (the "1940 Act") for securities and similar investments of the Registrant, including the schedule of remuneration;

(a)
Global Custody Agreement dated December 13, 2016 between OSI ETF Trust and JPMorgan Chase Bank, N.A, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

(a)
Distribution Plan, pursuant to Rule 12b-1. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed December 27, 2016).

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

(a)	Legal Opinion and Consent of Counsel relating to the legality of the shares being offered. Incorporated by Reference to the Registrant's Registration Statement on Form N-14 (Filed on April 13, 2018).

(12)
An opinion and consent to their use, of counsel or, in lieu of an opinion a copy of the revenue ruling from the Internal Revenue Service, supporting tax matters and consequences to shareholders discussed in the prospectus;

(a)	Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization and Termination, is filed herewith as Exhibit EX-16.12.a.

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on after the date of the filing the registration statement;

(a)
Fund Services Agreement dated December 21, 2016 between OSI ETF Trust and JPMorgan Chase Bank, N.A, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(b)
Agency Services Agreement dated December 13, 2016 between OSI ETF Trust and JPMorgan Chase Bank, N.A, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(c)
Fund CCO and AMLO Agreement dated December 15, 2016 between OSI ETF Trust and Foreside Fund Officer Services, LLC. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed December 27, 2016).

(d)
Fund CFO/Treasurer Agreement dated December 15, 2016 between OSI ETF Trust and Foreside Fund Officer Services, LLC. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed December 27, 2016).

(14)	Copies of any other opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

(a)	Consent of Independent Registered Public Accounting Firm. Incorporated by Reference to the Registrant's Registration Statement on Form N-14 (Filed on April 13, 2018).

(15)	All financial statements omitted pursuant to Item 14(a)(1);

Not Applicable

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

(a)	Power of Attorney. Incorporated by Reference to the Initial Reorganization Registration Statement.

(17)	Any additional exhibits which the Registrant may wish to file.

(a)
Code of Ethics of OSI ETF Trust. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed December 27, 2016).

(b)
Code of Ethics of O'Shares Investment Advisers, LLC, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(c)
Code of Ethics of Vident Investment Advisory, LLC, filed with Post-Effective amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed October 30, 2017).

(d)
Code of Ethics of Foreside Financial Group, LLC. Incorporated by Reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-1A File Nos. 333-212418 and 811-23167 (Filed December 27, 2016).

Item 17.  Undertakings

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and State of Massachusetts, on the 2nd day of August, 2018.

OSI ETF Trust

BY:	/s/ Kevin Beadles
Kevin Beadles, President and Secretary

As required by the 1933 Act, this Registration Statement has been signed below by the following persons in the capacity and on the date indicated above.

Signature	Title	Date

/s/ Kevin Beadles
Kevin Beadles	President and Secretary	August 2, 2018

/s/ Connor O'Brien
Connor O'Brien	Trustee	August 2, 2018

/s/ Richard M. Goldman*
Richard M. Goldman	Trustee	August 2, 2018

/s/ Charles A. Baker*
Charles A. Baker	Trustee	August 2, 2018

/s/ Jeffrey D. Haroldson*
Jeffrey D. Haroldson	Trustee	August 2, 2018

/s/ Joshua G. Hunter
Joshua G. Hunter	Treasurer	August 2, 2018

BY:	/s/ Kevin Beadles
Kevin Beadles
Attorney-in-Fact

(Pursuant to Power of Attorney, filed herewith)

EXHIBIT INDEX

EXHIBIT	NO.
Opinion and Consent of Counsel with respect to certain tax consequences relating to the Agreement and Plan of Reorganization and Termination	EX-16.4.a
Agreement and Plan of Reorganization and Termination	EX-16.12.a.